COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net income	$ 71,775	¥ 466,986	¥ 925,702	¥ 403,015
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	12,759	83,014	32,370	11,880
Gain on sale of equipment	(81)	(524)	(206)	(147)
Fair value change of derivatives	7,004	45,569	(59,460)	13,891
Realized gain on sale of available-for-sale investments	(5,901)	(38,392)	(10,695)	(8,190)
Deferred tax expense/(benefit)	5,411	35,206	(50,347)	(1,988)
Share-based compensation	26,085	169,717	163,813	30,983
Imputed interest				(55)
Gain from disposal of subsidiaries	(13,405)	(87,217)	(677)
Changes in operating assets and liabilities, net of acquisition:
(Increase)/decrease in deposits with clearing organizations	39,788	258,875	(25,903)	17,314
Increase in other assets arising from operating activities	(19,835)	(74,052)	(8,411)	(21,228)
Decrease in amount due from related parties				1,800
Decrease in accounts payable	(12,054)	(78,427)	(1,562)	(19,511)
Increase in accrued employee benefits	(435)	(2,828)	85,451	27,973
Decrease in other liabilities arising from operating activities	(10,307)	(67,058)	(140,903)	(21,726)
Increase/(decrease) in income taxes payable	(6,516)	(42,397)	121,664	(3,197)
Net cash provided by operating activities	94,288	668,472	1,030,836	430,814
Cash flows from investing activities:
Proceeds from sale of equipment	72	467	1,469	2,183
Cash paid for purchase of equipment and leasehold improvements	(4,910)	(31,945)	(25,488)	(8,579)
Cash paid for purchase of available-for-sale investments	(2,483,021)	(16,155,280)	(8,625,200)	(4,862,180)
Cash received from sale of available-for-sale investments	2,322,981	15,059,010	8,501,625	5,148,700
Issuance of loans to related parties				(40,000)
Cash received from repayment of loans to related parties				47,000
Payment for reorganization				(107,260)
Payment for acquisition of subsidiaries, net of cash acquired	(17,035)	(110,834)	(119,413)
Cash received from disposal of subsidiaries	14,144	92,024	541
Net cash provided by/(used in) investing activities	(167,769)	(1,146,558)	(266,466)	179,864
Cash flows from financing activities:
Cash acquired from acquisition				6
Proceeds from capital contribution				254,298
Proceeds from issuance of ordinary shares			660,166	65
Proceeds from borrowings from related parties				118,880
Repayment of borrowings from related parties			(118,880)
Proceeds from exercise of options	7,594	49,409
Dividends paid	(59,191)	(385,113)	(126,876)	(705,000)
Purchase of treasury stock	(5,683)	(36,973)
Net cash (used in)/provided by financing activities	(57,280)	(372,677)	414,410	(331,751)
Net increase/(decrease) in cash	(130,761)	(850,763)	1,178,780	278,927
Cash - beginning of year	236,886	1,541,241	362,461	83,534
Cash - end of year	106,125	690,478	1,541,241	362,461
Supplemental disclosure of cash flow information
Cash paid for income taxes	$ 9,646	¥ 134,276	¥ 54,113	¥ 87,949